Reporting Entity - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Apr. 28, 2023	Apr. 26, 2023	Sep. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Name of reporting entity or other means of identification	Zapp Electric Vehicles Group Ltd
Country of incorporation	Cayman Islands
Address of entity's registered office	190 Elgin Avenue, George Town, Grand Cayman KY1-9008, Cayman Islands
Principal place of business	87/1 Wireless Road, 26/F Capital Tower, All Seasons Place, Lumpini, Patumwan, Bangkok 10330, Thailand
Date of acquisition	Apr. 28, 2023
Total number of shares issued	3,741,424		6,567,814
Principal activity description	The Group’s principal activity is the design, manufacture and sale of electric vehicles.
Exchange of shares for ordinary shares		41,296,259
Warrants issued	29,858,969
Issued capital	$ 5,790			$ 940
Zapp Convertible Loan Notes
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exchange of shares for ordinary shares		871,428
Issued capital		$ 6,100,000
CIIG II Class A common stock
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share		$ 0.0001
CIIG II Class B common stock
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share		$ 0.0001
Zapp EV Exchange Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested		4,082,240
Exchange of shares for ordinary shares		4,410,844
Zapp UK warrants issued
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants issued		6,000,000
Zapp EV Exchange Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested		3,412,469
Exchange of shares for ordinary shares		6,000,000
Zapp EV Ordinary Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of shares issued		28,750,000
Exchange of shares for ordinary shares		7,187,500
Number of shares unvested		754,687